Equity - Number of shares issued (Details) - shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of number of shares outstanding [abstract]
On issue at December 31 - fully paid (in shares)	290,169,769	194,216,835	202,233,997	201,783,532
Share capital
Reconciliation of number of shares outstanding [abstract]
On issue at December 31 - fully paid (in shares)	315,977,647	220,024,713	220,024,713	220,024,713